Fair Value Information - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfer between Level 1 and 2, assets	$ 0	$ 0
Transfer between Level 2 and 1, assets	0	0
Transfer between Level 1 and 2, liabilities	0	0
Transfer between Level 2 and 1, liabilities	0	0
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0	$ 0